Document and Entity Information	Dec. 18, 2025
Cover [Abstract]
Entity Registrant Name	Berry Corp (bry)
Amendment Flag	false
Entity Central Index Key	0001705873
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 18, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-38606
Entity Tax Identification Number	81-5410470
Entity Address, Address Line One	16000 N. Dallas Parkway
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75248
City Area Code	(661)
Local Phone Number	616-3900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	BRY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false